Expense Example, No Redemption - AMERICAN FUNDS MORTGAGE FUND	Oct. 31, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 146
Expense Example, No Redemption, 3 Years	461
Expense Example, No Redemption, 5 Years	799
Expense Example, No Redemption, 10 Years	1,550
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	476
Expense Example, No Redemption, 5 Years	825
Expense Example, No Redemption, 10 Years	$ 1,307